RESTRICTED CASH	12 Months Ended
Jan. 31, 2019
RESTRICTED CASH [abstract]
RESTRICTED CASH
4.	RESTRICTED CASH

The Company has cash on deposit with the Alberta Energy Regulator ("AER") under the AER’s Liability Management programs to cover potential liabilities relating to its wells. The required security deposit with the AER is determined based on a monthly licensee management rating assessment.